Share-based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Compensation Expense	The following table summarizes share-based compensation expense recognized for the periods indicated below:

	Year ended December 31,
(in thousands)	2025	2024	2023
Restricted stock units	$8,484	$7,725	$370
Cash-settled restricted stock units	(64)	19	678
Performance restricted stock units	698	2,053	441
Director's fees	167	192	195
GDEV incentive fees(1)	(1,321)	219	919
GDEV II incentive fees(1)	760	4,070	—
GDEV II special profits interest	20	72	164
GDEV Management Holdings LLC member interests	2,061	—	—
EO Awards	—	(13,972)	8,481
Total	$10,805	$378	$11,248
__________________
(1)The GDEV I and GDEV II incentive units are carried interest awards that were issued by GDEV GP and GDEV GP II to certain employees and non-employee service providers of GCM and GDEV Management Holdings LLC that provide services to GDEV GP and GDEV GP II.
The following table summarizes share-based compensation expense recognized for the periods indicated below:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025
Restricted stock units	$1,736	$1,314	$3,274	$2,756
Cash-settled restricted stock units	—	8	—	(64)
Performance restricted stock units	767	(242)	1,004	13
Director's fees	20	38	40	84
GDEV incentive fees(1)	(45)	(467)	(210)	(871)
GDEV II incentive fees(1)	(150)	(215)	(622)	232
GDEV II special profits interest	—	15	—	20
GDEV Management Holdings LLC member interests	76	82	151	1,832
Total	$2,404	$533	$3,637	$4,002
__________________
(1)The GDEV I and GDEV II incentive units are carried interest awards that were issued by GDEV GP and GDEV GP II to certain employees and non-employee service providers of GCM and GDEV Management Holdings LLC that provide services to GDEV GP and GDEV GP II.

Schedule of Restricted Share Unit Activity
The following table provides a summary of the restricted share unit activity during the periods indicated below:

(in thousands, except per share data)	Restricted Share Units	Weighted Average Fair Value
Unvested balance as of December 31, 2023	267	$7.78
Granted	2,679	7.77
Vested	(551)	8.17
Forfeited	(296)	7.66
Unvested balance as of December 31, 2024	2,099	$7.68
Granted	2,126	5.09
Vested	(986)	7.12
Forfeited	(650)	7.64
Unvested balance as of December 31, 2025	2,589	$5.78
The following table provides a summary of the restricted share unit activity during the periods indicated below:

(in thousands, except per share data)	Restricted Share Units	Weighted Average Fair Value
Unvested balance as of December 31, 2025	2,589	$5.78
Granted	2,151	1.83
Vested	(876)	5.74
Forfeited	(141)	5.81
Unvested balance as of June 30, 2026	3,723	$3.51

Schedule of Performance Restricted Share Unit Activity
The following table provides a summary of performance restricted share unit activity during the periods indicated below:

(in thousands, except per share data)	Performance Restricted Share Units	Weighted Average Fair Value
Unvested balance as of December 31, 2023	1,067	$4.40
Granted	1,987	$3.92
Forfeited	(269)	$4.11
Unvested balance as of December 31, 2024	2,785	$4.08
Granted	1,935	$5.13
Forfeited	(1,886)	$4.04
Unvested balance as of December 31, 2025	2,834	$4.82
The following table provides a summary of performance restricted share unit activity during the periods indicated below:

(in thousands, except per share data)	Performance Restricted Share Units	Weighted Average Fair Value
Unvested balance as of December 31, 2025	2,834	$4.82
Granted	2,348	1.83
Forfeited	(188)	4.76
Unvested balance as of June 30, 2026	4,994	$3.42

Schedule of Assumptions and Related Information to Determine Grant Date Fair Value of Performance Restricted Stock Units
The following table summarizes the assumptions and related information used to determine the grant-date fair value of performance restricted share units awarded in February 2024:

Inputs	Performance Restricted Share Units
Weighted average grant-date fair value per Class P-I share	$8.27
Performance period (in years)	3.0
Expected share volatility	28.6%
Dividend yield	—%
Daily distribution rate	$0.00158
Risk-free interest rate	4.7%
The following table summarizes the assumptions and related information used to determine the grant-date fair value of performance restricted share units awarded in July 2024:

Inputs	Performance Restricted Share Units
Weighted average grant-date fair value per Class P-I share	$7.97
Performance period (in years)	3.0
Expected share volatility	25.1%
Dividend yield	—%
Daily distribution rate	$—
Risk-free interest rate	4.3%